Long-term debt	12 Months Ended
Dec. 31, 2025
Long-term debt
Long-term debt

17.Long-term debt

As of December 31, 2025 and 2024, long-term debt consisted of the following:

Long-term debt

in € K

	2025	2024

Schuldschein loans	227,296	228,399
Bonds	6,967,743	6,492,120
Other	92,842	115,589
Long-term debt	7,287,881	6,836,108
Less current portion	(1,596,029)	(575,283)
Long-term debt, less current portion	5,691,852	6,260,825

The Company’s long-term debt as of December 31, 2025, all of which ranks equally in rights of payment, are described as follows:

Schuldschein loans

On February 14, 2022, the Company issued €25,000 and €200,000 tranches of Schuldschein loans with maturities of 5 and 7 years, respectively, at variable interest rates. The proceeds were used for general corporate purposes including refinancing of existing liabilities.

Bonds

At December 31, 2025 and 2024, the Company’s bonds consisted of the following:

Bonds

in K

	Face			Book value in €
Issuer/Transaction	amount	Maturity	Coupon	2025	2024
Fresenius Medical Care AG, 2018	€500,000	July 11, 2025	1.500%	—	503,204
Fresenius Medical Care AG, 2020	€399,975	May 29, 2026	1.000%	402,073	501,787
Fresenius Medical Care AG, 2019	€400,025	November 30, 2026	0.625%	399,648	598,438
Fresenius Medical Care US Finance III, Inc. 2021	$850,000	December 1, 2026	1.875%	723,260	816,438
Fresenius Medical Care AG, 2022	€750,000	September 20, 2027	3.875%	756,094	754,936
Fresenius Medical Care AG, 2025	€600,000	December 8, 2028	3.125%	597,521	—
Fresenius Medical Care US Finance III, Inc. 2019	$500,000	June 15, 2029	3.750%	422,965	477,290
Fresenius Medical Care AG, 2019	€500,000	November 29, 2029	1.250%	499,293	498,971
Fresenius Medical Care AG, 2020	€750,000	May 29, 2030	1.500%	754,473	753,979
Fresenius Medical Care AG, 2025	€500,000	November 24, 2030	3.250%	498,176	—
Fresenius Medical Care US Finance III, Inc. 2020	$1,000,000	February 16, 2031	2.375%	854,570	965,623
Fresenius Medical Care US Finance III, Inc. 2021	$650,000	December 1, 2031	3.000%	550,209	621,454
Fresenius Medical Care AG, 2025	€500,000	April 8, 2032	3.750%	509,461	—
				6,967,743	6,492,120

All bonds issued by Fresenius Medical Care US Finance III, Inc. are guaranteed by the Company. All U.S. dollar bonds outstanding may be redeemed at the option of the respective issuers at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the Company’s bonds have the right to request that the issuers repurchase the bonds at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the ratings of the respective bonds.

The Company has agreed to a number of covenants to provide protection to the bond holders which, under certain circumstances, limit the ability of the Company and its subsidiaries to, among other things, incur debt, incur liens, engage in sale-leaseback transactions and merge or consolidate with other companies or sell assets. At December 31, 2025, the Company was in compliance with all of its covenants under the bonds.

Since 2018, bonds can be issued with different maturities under the Company’s €10,000,000 Debt Issuance Program (Debt Issuance Program). On April 1, 2025, the Company issued bonds with an aggregate principal amount of €1,100,000 in the following two tranches:

●	€600,000 aggregate principal amount of 3.125% bonds maturing December 8, 2028; and
●	€500,000 aggregate principal amount of 3.750% bonds maturing April 8, 2032.

Additionally, on November 17, 2025, the Company issued bonds in an aggregate principal amount of €500,000 with a maturity of 5 years and a coupon rate of 3.250%.

The proceeds for the bonds issued in April and November 2025 were used for general corporate purposes, including the refinancing of existing financial liabilities.

On April 10, 2025, in connection with an offer to purchase its outstanding 1.000% bonds due May 29, 2026 and 0.625% bonds due November 30, 2026, the Company settled an aggregate principal amount of €300,000 of bonds.

On July 11, 2025, FME AG redeemed €500,000 aggregate principal amount of bonds at maturity.

Credit Facilities

Syndicated Credit Facility

The Company entered into a €2,000,000 sustainability-linked syndicated revolving credit facility (Syndicated Credit Facility) in July 2021, which serves as a back-up line for general corporate purposes and was undrawn as of December 31, 2025 and 2024. On June 2, 2023, the Syndicated Credit Facility was extended an additional year until July 1, 2028, with a maximum available borrowing amount of €1,959,184 in the last year.

Other

At December 31, 2025 and 2024, in conjunction with certain acquisitions and investments, the Company had fixed payments outstanding for acquisitions totaling approximately €16 and €1,725, respectively, of which €16 and €98, respectively, were classified as the current portion of long-term debt.